Commitments and Contingencies (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($) Vessels
Contractual obligation on JV newbuilds | $	$ 58,845
Number of JV newbuilds owned 49%	5
Number of JV newbuilds owned 25%	2
Number of JV newbuilds owned 40%	3
Kemp Maritime Co. and Hyde Maritime Co. [Member]
Guaranteed debt | $	$ 88,000
Future minimum contractual charter revenues assumptions [Member]
Revenue days per annum	365 days
Redelivery dates	earliest redelivery dates possible
Long-term time charters (including charter agreements vessels under construction) [Member]
Time charter arrangements remaining terms period	up to 93 months